UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hengehold Capital Management LLC
Address: 6116 Harrison Avenue
         Cincinnati, OH  45247

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael T. Hengehold
Title:     Chief Compliance Officer
Phone:     513.598.5120

Signature, Place, and Date of Signing:

 /s/  Michael T. Hengehold     Cincinnati, OH     January 25, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    80

Form 13F Information Table Value Total:    $132,618 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1173    14357 SH       SOLE                    14357        0        0
ABBOTT LABS                    COM              002824100     1453    25834 SH       SOLE                    25834        0        0
AMERICAN ELEC PWR INC          COM              025537101      213     5166 SH       SOLE                     5166        0        0
AMGEN INC                      COM              031162100      368     5724 SH       SOLE                     5724        0        0
APPLE INC                      COM              037833100      599     1480 SH       SOLE                     1480        0        0
AT&T INC                       COM              00206R102      274     9071 SH       SOLE                     9071        0        0
BANK OF AMERICA CORPORATION    COM              060505104      247    44384 SH       SOLE                    44384        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      230      200 SH       SOLE                      200        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      378     4950 SH       SOLE                     4950        0        0
BOEING CO                      COM              097023105      375     5117 SH       SOLE                     5117        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      458    12999 SH       SOLE                    12999        0        0
CHEVRON CORP NEW               COM              166764100     1413    13281 SH       SOLE                    13281        0        0
CHUBB CORP                     COM              171232101      443     6394 SH       SOLE                     6394        0        0
CISCO SYS INC                  COM              17275R102      766    42346 SH       SOLE                    42346        0        0
COCA COLA CO                   COM              191216100     1370    19573 SH       SOLE                    19573        0        0
CONOCOPHILLIPS                 COM              20825C104     1324    18176 SH       SOLE                    18176        0        0
CORNING INC                    COM              219350105      143    11019 SH       SOLE                    11019        0        0
CROSSTEX ENERGY L P            COM              22765U102      192    15167 SH       SOLE                    15167        0        0
CROWN CASTLE INTL CORP         COM              228227104      262     5840 SH       SOLE                     5840        0        0
DISNEY WALT CO                 COM DISNEY       254687106      631    16834 SH       SOLE                    16834        0        0
E M C CORP MASS                COM              268648102      241    11204 SH       SOLE                    11204        0        0
EMERSON ELEC CO                COM              291011104      278     5968 SH       SOLE                     5968        0        0
ENERPLUS CORP                  COM              292766102      557    21988 SH       SOLE                    21988        0        0
EXELON CORP                    COM              30161N101      968    22313 SH       SOLE                    22313        0        0
EXXON MOBIL CORP               COM              30231G102      873    10302 SH       SOLE                    10302        0        0
FEDEX CORP                     COM              31428X106      235     2820 SH       SOLE                     2820        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102       73    12836 SH       SOLE                    12836        0        0
GENERAL ELECTRIC CO            COM              369604103     2069   115540 SH       SOLE                   115540        0        0
GENERAL MLS INC                COM              370334104     1295    32049 SH       SOLE                    32049        0        0
HALLIBURTON CO                 COM              406216101      215     6238 SH       SOLE                     6238        0        0
HEALTH CARE REIT INC           COM              42217K106     1216    22299 SH       SOLE                    22299        0        0
HEWLETT PACKARD CO             COM              428236103      243     9433 SH       SOLE                     9433        0        0
HOME DEPOT INC                 COM              437076102     1412    33594 SH       SOLE                    33594        0        0
HONEYWELL INTL INC             COM              438516106      260     4780 SH       SOLE                     4780        0        0
HUNTINGTON BANCSHARES INC      COM              446150104       57    10326 SH       SOLE                    10326        0        0
INTEL CORP                     COM              458140100     1560    64336 SH       SOLE                    64336        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      601     3271 SH       SOLE                     3271        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     1229    21269 SH       SOLE                    21269        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     1258    19166 SH       SOLE                    19166        0        0
ISHARES TR                     RUSSELL 2000     464287655      234     3172 SH       SOLE                     3172        0        0
ISHARES TR                     S&P SMLCP GROW   464287887      219     2935 SH       SOLE                     2935        0        0
ISHARES TR                     S&P SH NTL AMTFR 464288158     3063    28700 SH       SOLE                    28700        0        0
ISHARES TR                     HIGH YLD CORP    464288513     1364    15253 SH       SOLE                    15253        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    14312   137351 SH       SOLE                   137351        0        0
JOHNSON & JOHNSON              COM              478160104     2025    30872 SH       SOLE                    30872        0        0
JOHNSON CTLS INC               COM              478366107      205     6572 SH       SOLE                     6572        0        0
JPMORGAN CHASE & CO            COM              46625H100      680    20452 SH       SOLE                    20452        0        0
LILLY ELI & CO                 COM              532457108      546    13137 SH       SOLE                    13137        0        0
LOWES COS INC                  COM              548661107      381    14993 SH       SOLE                    14993        0        0
LSI INDS INC                   COM              50216C108      179    29844 SH       SOLE                    29844        0        0
MERCK & CO INC NEW             COM              58933Y105      510    13527 SH       SOLE                    13527        0        0
MICROSOFT CORP                 COM              594918104     2250    86663 SH       SOLE                    86663        0        0
NIKE INC                       CL B             654106103      320     3317 SH       SOLE                     3317        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     1115    19505 SH       SOLE                    19505        0        0
NUCOR CORP                     COM              670346105      920    23255 SH       SOLE                    23255        0        0
ORACLE CORP                    COM              68389X105      399    15559 SH       SOLE                    15559        0        0
PAYCHEX INC                    COM              704326107     1357    45077 SH       SOLE                    45077        0        0
PEPSICO INC                    COM              713448108      601     9060 SH       SOLE                     9060        0        0
PG&E CORP                      COM              69331C108      211     5113 SH       SOLE                     5113        0        0
POWERSHARES ETF TRUST          FINL PFD PTFL    73935X229      948    58789 SH       SOLE                    58789        0        0
POWERSHARES GLOBAL ETF TRUST   WK VRDO TX FR    73936T433     1576    63000 SH       SOLE                    63000        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      277     4956 SH       SOLE                     4956        0        0
PRAXAIR INC                    COM              74005P104      386     3614 SH       SOLE                     3614        0        0
PROCTER & GAMBLE CO            COM              742718109    10497   157357 SH       SOLE                   157357        0        0
QUALCOMM INC                   COM              747525103      744    13605 SH       SOLE                    13605        0        0
SPDR SERIES TRUST              S&P DIVID ETF    78464A763    18402   341600 SH       SOLE                   341600        0        0
SPECTRA ENERGY CORP            COM              847560109     1335    43412 SH       SOLE                    43412        0        0
SUBURBAN PROPANE PARTNERS L    UNIT LTD PARTN   864482104      621    13050 SH       SOLE                    13050        0        0
TARGET CORP                    COM              87612E106      253     4941 SH       SOLE                     4941        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      742    18384 SH       SOLE                    18384        0        0
UNILEVER N V                   N Y SHS NEW      904784709      233     6777 SH       SOLE                     6777        0        0
UNION PAC CORP                 COM              907818108      205     1937 SH       SOLE                     1937        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     1034    14122 SH       SOLE                    14122        0        0
US BANCORP DEL                 COM NEW          902973304      368    13590 SH       SOLE                    13590        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736    30972   501483 SH       SOLE                   501483        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     1416    35304 SH       SOLE                    35304        0        0
WAL MART STORES INC            COM              931142103     1263    21130 SH       SOLE                    21130        0        0
WASTE MGMT INC DEL             COM              94106L109      546    16685 SH       SOLE                    16685        0        0
WISDOMTREE TR                  EM LCL DEBT FD   97717X867     1577    35450 SH       SOLE                    35450        0        0
WISDOMTREE TRUST               EMG MKTS SMCAP   97717W281     1380    33388 SH       SOLE                    33388        0        0